SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	Aug. 03, 2022	Mar. 06, 2022	Mar. 04, 2022	Jan. 07, 2022	Jul. 25, 2022	Jan. 03, 2022	Jun. 30, 2022	Mar. 03, 2022	Mar. 01, 2022	Jan. 21, 2022	Jan. 18, 2022	Jan. 12, 2022	Jan. 06, 2022	Dec. 31, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Mar. 08, 2017
Debt Instrument, Convertible, Conversion Price		$ 6														$ 9	$ 9			$ 4.9	$ 3.326	$ 9.978	$ 9.978
Installments For Aggrement						$ 8,333
Interest Rate		5.00%
Reverse Stock Split Ratio Description			1-for-3	ratio between of 1-for-2 and 1-for-3 in connection with our planned listing on Nasdaq
Convertible Notes, Conversion Price													$ 7.755
Annual Base Salary						$ 175,000
Common Stock Acquired													66,667
Current portion								$ 47,500								$ 75,000	$ 91,667		$ 125,000
Common Stock Shares Issued In Exchange									333,333
Common Stock Shares Authorized							100,000,000	7,917						100,000,000				100,000,000
Common Stock Shares Issued				1,282,823			10,973,759			98,000	175,000			8,778,555	25,981,203			25,922,034
Common Stock Shares Increased				1,733,333
Common Stock Shares Issued For Rsus												16,667
Settlement Agreement [Member]
Cash consideration	$ 65,000
Purchase of warrants	10,000
Common stock, per share	$ 4.25
Consulting Agreement [Member]
Restricted shares					75,000